GOLD STREAM OBLIGATION (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) oz
Disclosure of gold stream obligation [Line Items]
Transaction price allocated to remaining performance obligations | $	$ 175
Gold stream obligation, rate of gold production to be delivered for initial threshold	6.50%
Gold stream obligation initial threshold quantity	230,000
Gold stream obligation rate of gold production to be delivered after initial threshold	3.25%
Gold stream obligation, rate of silver production to be delivered for initial threshold	60.00%
Gold stream obligation, silver production, initial threshold quantity	3,100,000
Gold stream obligation, rate of silver production to be delivered after initial threshold	30.00%
Average spot rate of gold or silver	25.00%
Term of the agreement	40 years
Top of range [member]
Disclosure of gold stream obligation [Line Items]
Maximum leverage ratio	3.5